UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879
                                                     ---------

               OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--137.9%
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--96.4%
$          10,000       Billerica GO 1                                       5.500   %        10/15/2016    $      10,115
--------------------------------------------------------------------------------------------------------------------------
           55,000       MA Bay Transportation Authority (General
                        Transportation System) 1                             5.000            03/01/2016           55,662
--------------------------------------------------------------------------------------------------------------------------
           35,000       MA Convention Center Authority (Boston Common
                        Parking Garage) 1                                    5.375            09/01/2013           35,046
--------------------------------------------------------------------------------------------------------------------------
          150,000       MA Devel. Finance Agency (Boston Biomedical
                        Research) 1                                          5.750            02/01/2029          155,861
--------------------------------------------------------------------------------------------------------------------------
           50,000       MA Devel. Finance Agency (Boston University) 1       5.375            05/15/2039           56,699
--------------------------------------------------------------------------------------------------------------------------
          150,000       MA Devel. Finance Agency (Curry College) 1           5.000            03/01/2035          154,091
--------------------------------------------------------------------------------------------------------------------------
          130,000       MA Devel. Finance Agency (Curry College) 1           5.000            03/01/2036          134,684
--------------------------------------------------------------------------------------------------------------------------
          250,000       MA Devel. Finance Agency (Emerson College) 1         5.000            01/01/2023          266,095
--------------------------------------------------------------------------------------------------------------------------
          240,000       MA Devel. Finance Agency (Evergreen Center) 1        5.500            01/01/2035          247,277
--------------------------------------------------------------------------------------------------------------------------
          240,000       MA Devel. Finance Agency (Loomis House/Loomis
                        Communities Obligated Group) 1                       5.750            07/01/2023          248,206
--------------------------------------------------------------------------------------------------------------------------
          765,000       MA Devel. Finance Agency (Nichols College) 1         6.000            10/01/2024          797,956
--------------------------------------------------------------------------------------------------------------------------
           25,000       MA Devel. Finance Agency (Ogden Haverhill) 1         5.500            12/01/2019           25,951
--------------------------------------------------------------------------------------------------------------------------
          320,000       MA Devel. Finance Agency (Pacific Rim Charter
                        Public School) 1                                     5.125            06/01/2031          335,334
--------------------------------------------------------------------------------------------------------------------------
          100,000       MA Devel. Finance Agency (Pharmacy & Allied
                        Health Sciences) 1                                   5.750            07/01/2033          107,672
--------------------------------------------------------------------------------------------------------------------------
           20,000       MA Devel. Finance Agency (The Wheeler School) 1      6.250            12/01/2019           21,098
--------------------------------------------------------------------------------------------------------------------------
           60,000       MA Devel. Finance Authority (Regis College) 1        5.250            10/01/2018           59,657
--------------------------------------------------------------------------------------------------------------------------
          225,000       MA Devel. Finance Authority (VOA Ayer) 1             6.200            02/20/2046          255,704
--------------------------------------------------------------------------------------------------------------------------
           15,000       MA Educational Financing Authority 1                 5.200            12/01/2016           15,040
--------------------------------------------------------------------------------------------------------------------------
           95,000       MA Educational Financing Authority, Issue E 1        5.550            07/01/2009           95,691
--------------------------------------------------------------------------------------------------------------------------
           15,000       MA Educational Financing Authority, Issue E 1        5.850            07/01/2014           15,132
--------------------------------------------------------------------------------------------------------------------------
          200,000       MA Educational Financing Authority, Issue G          6.000            12/01/2016          207,258
--------------------------------------------------------------------------------------------------------------------------
          500,000       MA GO 1                                              5.250            11/01/2026          578,640
--------------------------------------------------------------------------------------------------------------------------
           60,000       MA H&EFA (Bentley College)                           5.125            07/01/2028           61,639
--------------------------------------------------------------------------------------------------------------------------
           20,000       MA H&EFA (Beverly Hospital Corp.) 1                  5.250            07/01/2023           20,019
--------------------------------------------------------------------------------------------------------------------------
           10,000       MA H&EFA (Boston Medical Center) 1                   5.000            07/01/2029           10,242
--------------------------------------------------------------------------------------------------------------------------
          220,000       MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                        Obligated Group) 1                                   5.625            07/01/2020          228,186
--------------------------------------------------------------------------------------------------------------------------
          100,000       MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                        Obligated Group) 1                                   5.700            07/01/2015          103,903
--------------------------------------------------------------------------------------------------------------------------
          435,000       MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                        Obligated Group) 1                                   5.750            07/01/2028          452,652
--------------------------------------------------------------------------------------------------------------------------
           10,000       MA H&EFA (Covenant Health System/St. Joseph
                        Hospital) 1                                          6.000            07/01/2031           10,860
--------------------------------------------------------------------------------------------------------------------------
          105,000       MA H&EFA (Holyoke Hospital) 1                        6.500            07/01/2015          105,038
--------------------------------------------------------------------------------------------------------------------------
          150,000       MA H&EFA (Jordan Hospital) 1                         5.250            10/01/2023          151,898
--------------------------------------------------------------------------------------------------------------------------
           50,000       MA H&EFA (Jordan Hospital) 1                         5.375            10/01/2028           50,810
--------------------------------------------------------------------------------------------------------------------------
          100,000       MA H&EFA (Learning Center for Deaf Children) 1       6.125            07/01/2029          102,411
--------------------------------------------------------------------------------------------------------------------------
           25,000       MA H&EFA (Lowell General Hospital) 1                 5.250            06/01/2016           25,641
--------------------------------------------------------------------------------------------------------------------------
           15,000       MA H&EFA (New England Medical Center) 1              5.100            07/01/2008           15,016
--------------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$         135,000       MA H&EFA (New England Medical Center) 1              5.375   %        07/01/2024    $     135,149
--------------------------------------------------------------------------------------------------------------------------
           65,000       MA H&EFA (North Adams Regional Hospital) 1           6.750            07/01/2009           66,135
--------------------------------------------------------------------------------------------------------------------------
           10,000       MA H&EFA (Partners Healthcare System) 1              5.125            07/01/2019           10,327
--------------------------------------------------------------------------------------------------------------------------
          150,000       MA H&EFA (Partners Healthcare System) 1              5.375            07/01/2017          152,715
--------------------------------------------------------------------------------------------------------------------------
           45,000       MA H&EFA (Partners Healthcare System)                5.375            07/01/2024           45,779
--------------------------------------------------------------------------------------------------------------------------
          485,000       MA H&EFA (South Shore Hospital)                      5.500            07/01/2020          491,038
--------------------------------------------------------------------------------------------------------------------------
          200,000       MA H&EFA (VC/TC/FRS/VCS Obligated Group) 1           5.300            11/15/2028          204,658
--------------------------------------------------------------------------------------------------------------------------
           20,000       MA HFA 1                                             5.050            12/01/2007           20,013
--------------------------------------------------------------------------------------------------------------------------
           10,000       MA HFA 1                                             5.200            07/01/2018           10,238
--------------------------------------------------------------------------------------------------------------------------
          175,000       MA HFA 1                                             5.550            07/01/2027          177,587
--------------------------------------------------------------------------------------------------------------------------
          500,000       MA HFA (Single Family) 1                             5.000            12/01/2031          514,300
--------------------------------------------------------------------------------------------------------------------------
           20,000       MA HFA, Series A 1                                   5.375            06/01/2016           20,147
--------------------------------------------------------------------------------------------------------------------------
            5,000       MA HFA, Series A 1                                   5.500            07/01/2030            5,067
--------------------------------------------------------------------------------------------------------------------------
          300,000       MA HFA, Series A 2                                   5.550            07/01/2032          312,996
--------------------------------------------------------------------------------------------------------------------------
          100,000       MA HFA, Series A 1                                   5.800            07/01/2030          104,981
--------------------------------------------------------------------------------------------------------------------------
           95,000       MA HFA, Series B 1                                   5.400            12/01/2028           97,898
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       MA HFA, Series D 2                                   4.850            06/01/2040        2,010,620
--------------------------------------------------------------------------------------------------------------------------
          375,000       MA HFA, Series H 1                                   5.000            12/01/2028          383,914
--------------------------------------------------------------------------------------------------------------------------
           10,000       MA HFA, Series P 1                                   5.000            12/01/2023           10,245
--------------------------------------------------------------------------------------------------------------------------
           55,000       MA Industrial Finance Agency (Arbors at Taunton) 1   5.500            06/20/2040           57,534
--------------------------------------------------------------------------------------------------------------------------
           20,000       MA Industrial Finance Agency (Avon Associates)       5.375            04/01/2020           20,100
--------------------------------------------------------------------------------------------------------------------------
          115,000       MA Industrial Finance Agency (Babson College) 1      5.250            10/01/2027          118,433
--------------------------------------------------------------------------------------------------------------------------
          100,000       MA Industrial Finance Agency (Cambridge
                        Friends School) 1                                    5.800            09/01/2028          102,091
--------------------------------------------------------------------------------------------------------------------------
           15,000       MA Industrial Finance Agency (Deerfield Academy) 1   5.000            10/01/2023           15,408
--------------------------------------------------------------------------------------------------------------------------
          415,000       MA Industrial Finance Agency (General Motors
                        Corp.) 1                                             5.550            04/01/2009          416,038
--------------------------------------------------------------------------------------------------------------------------
          400,000       MA Industrial Finance Agency (Massachusetts
                        American Water Company) 1                            6.900            12/01/2029          400,148
--------------------------------------------------------------------------------------------------------------------------
          100,000       MA Industrial Finance Agency (Nantucket
                        Electric Company) 1                                  5.875            07/01/2017          102,152
--------------------------------------------------------------------------------------------------------------------------
           40,000       MA Industrial Finance Agency (Orchard Cove) 1        6.550            05/01/2018           41,061
--------------------------------------------------------------------------------------------------------------------------
           45,000       MA Industrial Finance Agency (St. John's High
                        School) 1                                            5.350            06/01/2028           46,213
--------------------------------------------------------------------------------------------------------------------------
           30,000       MA Municipal Wholesale Electric Company Water
                        Supply System 1                                      5.000            07/01/2010           30,851
--------------------------------------------------------------------------------------------------------------------------
           15,000       MA Port Authority                                    5.125            07/01/2020           15,248
--------------------------------------------------------------------------------------------------------------------------
           10,000       MA Port Authority (Bosfuel Corp.) 1                  5.500            07/01/2018           10,276
--------------------------------------------------------------------------------------------------------------------------
           10,000       MA Port Authority (Bosfuel Corp.) 1                  5.625            07/01/2022           10,282
--------------------------------------------------------------------------------------------------------------------------
           35,000       MA Port Authority (Bosfuel Corp.) 1                  5.625            07/01/2023           35,988
--------------------------------------------------------------------------------------------------------------------------
           30,000       MA Port Authority (Bosfuel Corp.) 1                  5.625            07/01/2027           30,847
--------------------------------------------------------------------------------------------------------------------------
            5,000       MA Port Authority (Delta Air Lines) 1                5.000            01/01/2021            5,123
--------------------------------------------------------------------------------------------------------------------------
          330,000       MA Port Authority (Delta Air Lines) 1                5.000            01/01/2027          337,098
--------------------------------------------------------------------------------------------------------------------------
          250,000       MA Port Authority Special Facilities (US
                        Airways) 1                                           5.875            09/01/2023          255,430
--------------------------------------------------------------------------------------------------------------------------
           40,000       MA Port Authority, Series B 1                        5.375            07/01/2027           40,562
--------------------------------------------------------------------------------------------------------------------------
          170,000       MA Port Authority, Series E 1                        5.000            07/01/2028          171,511
--------------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$          50,000       MA Port Authority, Series E 1                        5.000   %        07/01/2028    $      50,799
--------------------------------------------------------------------------------------------------------------------------
          215,000       MA Turnpike Authority, Series A 1                    5.000            01/01/2037          219,186
--------------------------------------------------------------------------------------------------------------------------
           55,000       MA Turnpike Authority, Series A 1                    5.125            01/01/2023           56,151
--------------------------------------------------------------------------------------------------------------------------
            5,000       MA Water Pollution Abatement Trust 1                 5.125            08/01/2010            5,056
--------------------------------------------------------------------------------------------------------------------------
            5,000       MA Water Pollution Abatement Trust 1                 5.375            08/01/2027            5,236
--------------------------------------------------------------------------------------------------------------------------
          200,000       Mansfield GO 1                                       5.500            08/15/2010          204,272
--------------------------------------------------------------------------------------------------------------------------
          300,000       New England Education Loan Marketing Corp. 1         6.900            11/01/2009          316,134
--------------------------------------------------------------------------------------------------------------------------
           25,000       Quincy (Quincy Hospital) 1                           5.500            01/15/2013           25,033
                                                                                                            --------------
                                                                                                               13,135,252
U.S. POSSESSIONS--41.5%
          110,000       Puerto Rico Aqueduct & Sewer Authority 1             5.000            07/01/2019          112,239
--------------------------------------------------------------------------------------------------------------------------
          300,000       Puerto Rico Children's Trust Fund (TASC) 1           5.500            05/15/2039          314,391
--------------------------------------------------------------------------------------------------------------------------
          430,000       Puerto Rico Children's Trust Fund (TASC) 1           5.625            05/15/2043          452,541
--------------------------------------------------------------------------------------------------------------------------
       24,800,000       Puerto Rico Children's Trust Fund (TASC) 1           6.418 3          05/15/2050        1,711,944
--------------------------------------------------------------------------------------------------------------------------
          200,000       Puerto Rico Electric Power Authority, Series NN 1    5.125            07/01/2029          210,146
--------------------------------------------------------------------------------------------------------------------------
          450,000       Puerto Rico HFC, Series B 1                          5.300            12/01/2028          466,520
--------------------------------------------------------------------------------------------------------------------------
          100,000       Puerto Rico Highway & Transportation
                        Authority, Series AA 1                               5.000            07/01/2035          103,620
--------------------------------------------------------------------------------------------------------------------------
           65,000       Puerto Rico Highway & Transportation
                        Authority, Series J 1                                5.125            07/01/2043           68,039
--------------------------------------------------------------------------------------------------------------------------
          255,000       Puerto Rico Highway & Transportation
                        Authority, Series K 1                                5.000            07/01/2040          265,850
--------------------------------------------------------------------------------------------------------------------------
          210,000       Puerto Rico IMEPCF (American Airlines) 1             6.450            12/01/2025          214,269
--------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1       5.500            07/01/2026           76,763
--------------------------------------------------------------------------------------------------------------------------
        1,240,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.250            06/01/2026        1,258,612
--------------------------------------------------------------------------------------------------------------------------
          310,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023          311,166
--------------------------------------------------------------------------------------------------------------------------
           50,000       University of Puerto Rico, Series O 1                5.375            06/01/2030           50,032
--------------------------------------------------------------------------------------------------------------------------
           35,000       V.I.  Tobacco Settlement Financing Corp. (TASC) 1    5.000            05/15/2021           35,581
                                                                                                            --------------
                                                                                                                5,651,713
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $18,540,322)-137.9%                                                          18,786,965
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(37.9)                                                                   (5,158,527)
                                                                                                            --------------
NET ASSETS-100.0%                                                                                           $  13,628,438
                                                                                                            ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC               Caritas Christi
CH               Carney Hospital
FRS              Family Rehabilitation Services (Hancock Manor)
GO               General Obligation
H&EFA            Health and Educational Facilities Authority
HFA              Housing Finance Agency


             3 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

HFC              Housing Finance Corp.
HFH              Holy Family Hospital
IMEPCF           Industrial, Medical and Environmental Pollution Control
                 Facilities
ITEMECF          Industrial, Tourist, Educational, Medical and Environmental
                 Community Facilities
SEMCB            St. Elizabeth's Medical Center of Boston
TASC             Tobacco Settlement Asset-Backed Bonds
TC               Travis Corp. (People Care)
V.I.             United States Virgin Islands
VC               VinFen Corp.
VCS              VinFen Clinical Services
VRHS             Valley Regional Health System

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE       PERCENT
--------------------------------------------------------------------------------
Single Family Housing                                $  3,126,679          16.6%
Hospital/Health Care                                    2,671,129          14.2
Tobacco Settlement Payments                             2,514,457          13.4
Airlines                                                2,381,698          12.7
Higher Education                                        2,123,092          11.3
Multifamily Housing                                     1,007,847           5.4
General Obligation                                        793,027           4.2
Highways/Railways                                         768,508           4.1
Education                                                 520,144           2.8
Water Utilities                                           517,443           2.8
Not-for-Profit Organization                               505,549           2.7
Manufacturing, Durable Goods                              416,038           2.2
Marine/Aviation Facilities                                365,513           1.9
Electric Utilities                                        343,149           1.8
Student Loans                                             333,121           1.8
Adult Living Facilities                                   313,238           1.7
Parking Fee Revenue                                        55,146           0.3
Resource Recovery                                          25,951           0.1
Pollution Control                                           5,236           0.0
                                                     ---------------------------
Total                                                $ 18,786,965         100.0%
                                                     ===========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.


             4 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $2,313,546 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $2,719,760 at an average daily interest rate of 5.308%. The Fund had borrowings outstanding of $3,000,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $9,500,000 and $6,500,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $4,900,000. The Fund paid $2,195 in fees and $37,884 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


             5 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities            $      18,540,322
                                          ==================

Gross unrealized appreciation             $         257,894
Gross unrealized depreciation                       (11,251)
                                          ------------------
Net unrealized appreciation               $         246,643
                                          ==================


             6 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007